Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Research and Development Expenses

Note 10 – Research and Development Expenses

	Year ended December 31,
	2021	2020	2019
	(in thousands)
Chemistry and formulation studies	$5,009	$5,856	$3,439
Salaries	2,963	2,570	2,283
Stock-based compensation	660	871	883
Research and preclinical studies	2,163	1,873	1,962
Clinical studies	14,937	13,225	8,346
Regulatory and other expenses	1,488	1,687	1,267
	$27,220	$26,082	$18,180